Depreciation (Tables)	12 Months Ended
Jun. 30, 2024
Depreciations [Abstract]
Depreciation

	Consolidated
	Year ended 30 June 2024	Year ended 30 June 2023	Year ended 30 June 2022
	US$’000	US$’000	US$’000

Depreciation of property, plant and equipment	50,415	30,636	7,682
Depreciation of right-of-use assets	235	220	59

Total depreciation	50,650	30,856	7,741